LOANS PAYABLE	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE

12.	LOANS PAYABLE

Loans outstanding as at December 31, 2018 and 2017 are summarized as follows:

Balance, December 31,			Amount
2018	2017	Currency	received	Repayments	Rate	Terms
CAD $	CAD $				%
354,434	-	USD	380,800 (i)	(121,000)	48%	Unsecured, due February 24, 2019
109,141	-	USD	80,000	-	24%	Unsecured, due March 6, 2019
68,213	-	USD	50,000	-	36%	Unsecured, due February 19, 2019
109,141	-	USD	80,000	-	0%	Unsecured, due on demand
147,135	-	Colombian Pesos	350,000,000	-	0%	Unsecured, due on demand
315,231	-	Argentinian Pesos	8,706,554	-	0%	Unsecured, due on demand
2,927	-	USD	2,142	-	0%	Unsecured, due on demand
1,106,222	-

(i) In connection with this loan, the Company issued 300,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.

During the year ended December 31, 2018, the Company has incurred interest expense of $20,052 (USD$15,472) (2017 - $Nil; 2016 - $Nil) on the loans payable, which remains payable and have been recorded within interest payable on the consolidated statement of financial position.